Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property Plant and Equipment

Cost	Balance at January 1, 2017	Additions	As at December 31, 2017
Land	$1,558	$—	$1,558
Building structures	2,761	8,757	11,518
Furniture and equipment	63	71	134
Computer equipment	88	60	148
Security equipment	474	412	886
Production equipment	2,106	375	2,481
Road	137	—	137
Leasehold improvements	1,429	68	1,497
Construction in progress	6,034	33,303	39,337

	$14,650	$43,046	$57,696

Accumulated depreciation	Balance at January 1, 2017	Additions	As at December 31, 2017
Building structures	$120	$313	$433
Furniture and equipment	18	25	43
Computer equipment	36	39	75
Security equipment	60	136	196
Production equipment	103	328	431
Road	5	5	10
Leasehold improvements	186	150	336

	$528	$996	$1,524

Net book value	$14,122		$56,172

Cost	Balance at January 1, 2016	Additions	Acquisitions (Note 6)	As at December 31, 2016
Land	$210	$623	$725	$1,558
Building structures	824	62	1,875	2,761
Furniture and equipment	27	—	36	63
Computer equipment	29	38	21	88
Security equipment	183	291	—	474
Production equipment	72	409	1,625	2,106
Road	137	—	—	137
Leasehold improvements	1,363	66	—	1,429
Construction in progress	—	34	6,000	6,034

	$2,845	$1,523	$10,282	$14,650

Accumulated depreciation	Balance at January 1, 2016	Additions	As at December 31, 2016
Building structures	$63	$57	$120
Furniture and equipment	8	10	18
Computer equipment	12	24	36
Security equipment	9	51	60
Production equipment	14	89	103
Road	—	5	5
Leasehold improvements	40	146	186

	$146	$382	$528

Net book value	$2,699		$14,122